Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000092548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Ironclad Managed Risk Fund (IRONX)
Account Value	$ 18,015	$ 18,015	$ 18,015	$ 15,095	$ 13,354	$ 13,468	$ 12,103	$ 11,486	$ 11,602	$ 10,787	$ 10,304	$ 10,089	$ 10,000
Average Annual Return, Percent	19.35%	9.42%	6.06%
CBOE S And P 500 One Week PutWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 One-Week PutWrite Index
Account Value	$ 12,441	$ 12,441	$ 12,441	10,974	9,911	11,694	10,448	11,053	11,554	11,412	10,385	9,671	10,000
Average Annual Return, Percent	13.37%	2.39%	2.21%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939	$ 10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%